UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		July 31, 2012 Fair Value

	Investments in Securities – 102.77%
	Common Stocks – 102.77%
	Argentina – 0.52%
	Retail - Restaurants – 0.52%
241,100	Arcos Dorados Holdings Inc, Class A	$3,153,588

	Total Argentina (cost $4,722,553)	$3,153,588

	Bermuda – 0.79%
	Semiconductor Components - Integrated Circuits – 0.79%
429,800	Marvell Technology Group Ltd (a)	4,839,548

	Total Bermuda (cost $5,857,674)	$4,839,548

	China – 10.61%
	Computer Services – 0.45%
287,900	VanceInfo Technologies Inc ADR *	2,737,929

	E-Commerce / Products – 0.35%
420,000	E-Commerce China Dangdang Inc ADR *	2,116,800

	Enterprise Software / Services – 0.05%
29,200	hiSoft Technology International Ltd ADR *	329,376

	Hotels & Motels – 0.16%
99,900	7 Days Group Holdings Ltd ADR * (a)	953,046

	Internet Application Software – 1.13%
231,300	Tencent Holdings Ltd	6,914,878

	Internet Content - Entertainment – 1.27%
146,900	NetEase Inc ADR * (a)	7,757,789

	Real Estate Operations / Development – 0.60%
2,487,500	Longfor Properties	3,670,156

	Retail - Hypermarkets – 0.56%
2,884,500	Sun Art Retail Group Ltd	3,415,141

	Retail - Regional Department Stores – 1.09%
3,683,000	Golden Eagle Retail Group Ltd	6,659,554

	Schools – 0.53%
282,500	New Oriental Education & Technology Group ADR (a)	3,226,150

	Web Portals / ISP – 4.42%
223,900	Baidu Inc ADR * (a)	26,984,428

	Total China (cost $68,817,709)	$64,765,247

	Hong Kong – 6.05%
	Advertising Sales – 1.41%
436,300	Focus Media Holding Ltd ADR (a)	8,630,014

	Agricultural Operations – 0.27%
446,772	Le Gaga Holdings Ltd ADR * (a)	1,675,395

	Alternative Waste Technology – 1.29%
15,131,000	China Everbright International Ltd	7,864,446

	Casino Hotels – 0.98%
2,467,000	Galaxy Entertainment Group Ltd *	5,949,852

	Metal Processors & Fabrication – 0.02%
1,544,000	EVA Precision Industrial Holdings Ltd	117,488

	Retail - Apparel / Shoes – 1.19%
11,102,000	Trinity Ltd	7,259,465

	Retail - Jewelry – 0.89%
1,546,000	Chow Sang Sang Holdings International Ltd	3,154,361
935,000	Luk Fook Holdings International Ltd	2,267,070

		5,421,431

	Total Hong Kong (cost $44,693,358)	$36,918,091

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		July 31, 2012 Fair Value

	Common Stock (continued)
	Israel – 1.59%
	Applications Software – 1.02%
128,600	Check Point Software Technologies *	$6,246,102

	Consumer Products - Miscellaneous – 0.57%
88,500	SodaStream International Ltd *	3,452,385

	Total Israel (cost $9,853,276)	$9,698,487

	Singapore – 2.03%
	Electronic Components - Semiconductors – 2.03%
333,900	Avago Technologies Ltd (a)	12,354,300

	Total Singapore (cost $9,887,282)	$12,354,300

	United Kingdom – 0.55%
	Apparel Manufacturers – 0.55%
171,396	Burberry Group PLC	3,367,552

	Total United Kingdom (cost $3,671,852)	$3,367,552

	United States – 80.63%
	Applications Software – 6.62%
57,500	Imperva Inc *	1,518,000
103,800	Intuit Inc (a)	6,022,476
566,400	Red Hat Inc * (a)	30,393,024
91,403	ServiceNow Inc *	2,467,881

		40,401,381

	Commercial Services - Finance – 3.03%
132,100	FleetCor Technologies Inc * (a)	4,877,132
151,800	Global Payments Inc	6,500,076
16,300	Mastercard Inc, Class A (a)	7,116,091

		18,493,299

	Computer Aided Design – 2.45%
50,400	ANSYS Inc * (a)	3,021,984
508,800	Aspen Technology Inc *	11,895,744

		14,917,728

	Computers – 8.49%
84,800	Apple Inc (a)	51,792,448

	Computers - Memory Devices – 3.16%
613,400	EMC Corp * (a)	16,077,214
77,400	SanDisk Corp * (a)	3,183,462

		19,260,676

	Consulting Services – 3.25%
394,200	Verisk Analytics Inc, Class A * (a)	19,808,550

	Consumer Products - Miscellaneous – 1.05%
354,346	Tumi Holdings Inc *	6,395,945

	E-Commerce / Products – 4.05%
103,900	Amazon.com Inc *	24,239,870
60,915	CafePress Inc *	492,803

		24,732,673

	Electronic Components - Semiconductors – 9.95%
163,400	Altera Corp	5,792,530
441,400	Broadcom Corp, Class A (a)	14,954,632
51,200	Ceva Inc *	795,648
310,300	Lattice Semiconductor Corp *	1,151,213

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		July 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Electronic Components - Semiconductors (continued)
675,200	NVIDIA Corp *	$9,142,208
97,100	Omnivision Technologies Inc * (a)	1,361,342
308,900	Silicon Image Inc *	1,210,888
811,400	Xilinx Inc (a)	26,289,360

		60,697,821

	Electronic Design Automation – 5.65%
822,300	Cadence Design Systems Inc * (a)	10,048,506
806,900	Synopsys Inc * (a)	24,441,001

		34,489,507

	Enterprise Software / Services – 0.57%
173,900	QLIK Technologies Inc * (a)	3,478,000

	Finance - Credit Card – 5.80%
454,300	Discover Financial Services (a)	16,336,628
147,600	Visa Inc, Class A	19,050,732

		35,387,360

	Food - Miscellaneous / Diversified – 0.58%
65,100	Hain Celestial Group Inc *	3,625,419

	Food - Retail – 1.11%
73,500	Whole Foods Market Inc	6,745,830

	Internet Infrastructure Software – 2.52%
546,300	TIBCO Software Inc * (a)	15,345,567

	Networking Products – 1.78%
679,100	Cisco Systems Inc (a)	10,831,645

	Retail - Apparel / Shoes – 1.47%
303,600	Gap Inc	8,953,164

	Retail - Discount – 3.60%
158,100	Costco Wholesale Corp (a)	15,206,058
134,000	Dollar Tree Inc * (a)	6,745,560

		21,951,618

	Retail - Mail Order – 0.88%
154,200	Williams-Sonoma Inc (a)	5,358,450

	Retail - Restaurants – 4.50%
20,800	Chipotle Mexican Grill Inc *	6,080,464
74,000	Panera Bread Co, Class A *	11,654,260
94,900	Starbucks Corp (a)	4,297,072
83,700	Yum! Brands Inc	5,427,108

		27,458,904

	Semiconductor Components - Integrated Circuits – 6.46%
577,800	Analog Devices Inc (a)	22,580,424
124,900	Linear Technology Corp	4,028,025
470,800	Maxim Integrated Products Inc (a)	12,819,884

		39,428,333

	Semiconductor Equipment – 2.54%
1,053,200	Teradyne Inc *	15,492,572

	Transactional Software – 0.70%
117,600	VeriFone Systems Inc *	4,267,704

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		July 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Wireless Equipment – 0.42%
182,400	Aruba Networks Inc * (a)	$2,586,432

	Total United States (cost $447,131,656)	$491,901,026

	Total Common Stock (cost $594,635,360)	$626,997,839

	Total Investment in Securities (cost $594,635,360)	$626,997,839

	Other Liabilities in Excess of Assets - (2.77%) * *	(16,922,935)

	Net Assets - 100.00%	$610,074,904

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $67,430,350 invested in a BNY Mellon Money Market Account, which is 11.05% of net assets and foreign currency with a U.S. Dollar value of $5,346,533, which is 0.88% of net assets.
ADR	American Depository Receipt

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	July 31, 2012 Percentage of Net Assets (%)

Advertising Sales	1.41
Agricultural Operations	0.27
Alternative Waste Technology	1.29
Apparel Manufacturers	0.55
Applications Software	7.64
Casino Hotels	0.98
Commercial Services - Finance	3.03
Computer Aided Design	2.45
Computer Services	0.45
Computers	8.49
Computers - Memory Devices	3.16
Consulting Services	3.25
Consumer Products - Miscellaneous	1.62
E-Commerce / Products	4.40
Electronic Components - Semiconductors	11.98
Electronic Design Automation	5.65
Enterprise Software / Services	0.62
Finance - Credit Card	5.80
Food - Miscellaneous / Diversified	0.58
Food - Retail	1.11
Hotels & Motels	0.16
Internet Application Software	1.13
Internet Content - Entertainment	1.27
Internet Infrastructure Software	2.52
Metal Processors & Fabrication	0.02
Networking Products	1.78
Real Estate Operations / Development	0.60
Retail - Apparel / Shoes	2.66
Retail - Discount	3.60
Retail - Hypermarkets	0.56
Retail - Jewelry	0.89
Retail - Mail Order	0.88
Retail - Regional Department Stores	1.09
Retail - Restaurants	5.02
Schools	0.53
Semiconductor Components - Integrated Circuits	7.25
Semiconductor Equipment	2.54
Transactional Software	0.70
Web Portals / ISP	4.42
Wireless Equipment	0.42

Total Investments in Securities	102.77%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		July 31, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 40.76%
	Common Stock – 40.76%
	Canada – 0.32%
	Enterprise Software / Services – 0.32%
43,700	Open Text Corp	$1,966,500

	Total Canada (proceeds $2,056,905)	$1,966,500

	China – 6.35%
	Airlines – 0.11%
1,412,000	China Southern Airlines Co Ltd, Class H	701,118

	Auto - Cars / Light Trucks – 0.21%
750,000	BYD Co Ltd, Class H	1,280,692

	Commercial Banks - Non U.S. – 0.63%
7,616,000	China Citic Bank Corp Ltd, Class H	3,850,423

	Computers – 0.48%
4,226,000	Lenovo Group Ltd	2,932,292

	Electric - Generation – 0.39%
3,584,000	Datang International Power Generation Co Ltd, Class H	1,266,526
1,560,000	Huaneng Power International Inc, Class H	1,136,759

		2,403,285

	Food - Miscellaneous / Diversified – 0.23%
2,341,000	China Yurun Food Group Ltd	1,406,963

	Hotels & Motels – 0.36%
120,400	Home Inns & Hotels Management Inc ADR	2,198,504

	Machinery - Construction & Mining – 0.64%
2,450,400	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd, Class H	2,743,166
6,147,000	Lonking Holdings Ltd	1,133,691

		3,876,857

	Metal Processors & Fabrication – 0.16%
2,632,000	China Zhongwang Holdings Ltd	960,656

	Metal - Aluminum – 0.08%
49,900	Aluminum Corp of China Ltd ADR	510,477

	Real Estate Operations / Development – 1.07%
804,000	Agile Property Holdings Ltd	957,091
3,426,400	Guangzhou R&F Properties Co Ltd, Class H	4,370,487
2,510,274	Sino-Ocean Land Holdings Ltd	1,227,032

		6,554,610

	Semiconductor Components - Integrated Circuits – 0.01%
18,300	Semiconductor Manufacturing International Corp ADR	33,123

	Steel - Producers – 0.17%
1,996,000	Angang Steel Co Ltd, Class H	1,029,712

	Telecommunication Equipment – 0.33%
1,503,000	ZTE Corp, Class H	2,004,356

	Web Portals / ISP – 1.48%
198,200	SINA Corp	9,000,262

	Total China (proceeds $49,803,297)	$38,743,330

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2012 Fair Value

	Common Stock (continued)
	Germany – 0.51%
	Power Conversion / Supply Equipment – 0.12%
21,851	SMA Solar Technology AG	$672,769

	Semiconductor Equipment – 0.39%
182,258	Aixtron SE NA	2,408,468

	Total Germany (proceeds $6,839,424)	$3,081,237

	France – 1.22%
	Building & Construction Products - Miscellaneous – 1.22%
246,193	Compagnie de Saint-Gobain.	7,446,609

	Total France (proceeds $8,952,086)	$7,446,609

	Hong Kong – 2.46%
	Airlines – 0.13%
489,000	Cathay Pacific Airways Ltd	809,784

	Audio / Video Products – 0.03%
412,000	Skyworth Digital Holdings Ltd	159,409

	Auto - Cars / Light Trucks – 0.28%
5,190,000	Geely Automobile Holdings Ltd	1,726,961

	Cellular Telecommunications – 0.19%
79,800	China Unicom Hong Kong Ltd ADR	1,165,878

	Distribution / Wholesale – 1.25%
3,848,000	Li & Fung Ltd	7,603,075

	Paper & Related Products – 0.04%
461,000	Nine Dragons Paper Holdings Ltd	217,015

	Retail - Miscellaneous / Diversified – 0.54%
1,200,000	China Resources Enterprise Ltd	3,327,478

	Total Hong Kong (proceeds $15,165,521)	$15,009,600

	India – 1.36%
	Computer Services – 1.36%
209,900	Infosys Ltd ADR	8,307,842

	Total India (proceeds $9,701,823)	$8,307,842

	Japan – 4.94%
	Audio / Video Products – 2.46%
1,583,700	Panasonic Corp	11,071,621
1,134,000	Sharp Corp	3,920,329

		14,991,950

	Computers - Integrated Systems – 0.12%
189,000	Fujitsu Ltd	750,186

	Photo Equipment & Supplies – 1.45%
490,300	FUJIFILM Holdings Corp	8,851,700

	Printing - Commercial – 0.23%
184,000	Dai Nippon Printing Co Ltd	1,411,206

	Retail - Apparel / Shoes – 0.31%
9,200	Fast Retailing Co Ltd	1,902,418

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2012 Fair Value

	Common Stock (continued)
	Japan (continued)
	Rubber & Vinyl – 0.08%
28,600	JSR Corp	$509,010

	Semiconductor Equipment – 0.29%
37,000	Tokyo Electron Ltd	1,741,024

	Total Japan (proceeds $35,928,241)	$30,157,494

	Singapore – 0.63%
	Airlines – 0.63%
449,000	Singapore Airlines Ltd	3,825,115

	Total Singapore (proceeds $3,921,855)	$3,825,115

	South Korea – 0.55%
	Electronic Components - Miscellaneous – 0.55%
314,700	LG Display Co Ltd ADR	3,364,143

	Total South Korea (proceeds $3,184,668)	$3,364,143

	Switzerland – 0.57%
	Computers - Peripheral Equipment – 0.57%
397,800	Logitech International SA	3,484,728

	Total Switzerland (proceeds $5,415,702)	$3,484,728

	Taiwan – 1.62%
	Electronic Components - Miscellaneous – 0.27%
558,800	AU Optronics Corp ADR	1,670,812

	Electronic Components - Semiconductors – 0.21%
82,100	Silicon Motion Technology Corp ADR	1,266,803

	Semiconductor Components - Integrated Circuits – 1.14%
465,965	Advanced Semiconductor Engineering Inc ADR	1,775,327
418,100	Siliconware Precision Industries Co ADR	2,270,283
1,331,300	United Microelectronics Corp ADR	2,888,921

		6,934,531

	Total Taiwan (proceeds $11,928,488)	$9,872,146

	United States – 20.23%
	Airlines – 0.57%
185,000	United Continental Holdings Inc	3,494,650

	Apparel Manufacturers – 0.09%
18,900	Hanesbrands Inc	567,378

	Beverages - Non-alcoholic – 1.28%
96,800	Coca-Cola Co	7,821,440

	Building - Mobile Home / Manufactured Housing – 0.31%
66,000	Thor Industries Inc	1,896,180

	Cable / Satellite Television – 0.47%
33,200	Time Warner Cable Inc	2,819,676

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Casino Hotels – 0.27%
290,900	Boyd Gaming Corp	$1,658,130

	Commercial Services - Finance – 0.95%
142,110	H&R Block Inc	2,292,234
201,400	Western Union Co	3,510,402

		5,802,636

	Computer Services – 1.13%
100,900	Cognizant Technology Solutions Corp, Class A	5,728,093
39,200	j2 Global Inc	1,173,256

		6,901,349

	Cruise Lines – 1.77%
222,000	Carnival Corp	7,388,160
137,600	Royal Caribbean Cruises Ltd	3,437,248

		10,825,408

	E-Commerce / Services – 0.45%
414,500	Groupon Inc	2,760,570

	Electronic Components - Semiconductors – 2.79%
225,200	Cree Inc	5,393,540
84,600	Diodes Inc	1,602,324
167,300	Freescale Semiconductor Holdings Ltd	1,785,091
49,400	Silicon Laboratories Inc	1,825,330
235,800	Texas Instruments Inc	6,423,192

		17,029,477

	E-Marketing / Information – 0.55%
55,500	Liquidity Services Inc	2,537,460
88,500	QuinStreet Inc	802,695

		3,340,155

	Food - Retail – 1.98%
266,300	Kroger Co	5,903,871
352,600	Safeway Inc	5,482,930
288,700	SUPERVALU Inc	713,089

		12,099,890

	Human Resources – 0.53%
442,000	Monster Worldwide Inc	3,204,500

	Internet Content - Information / Network – 0.26%
211,500	Dice Holdings Inc	1,594,710

	Networking Products – 0.76%
84,200	LogMeIn Inc	1,595,590
349,900	Polycom Inc	3,058,126

		4,653,716

	Office Automation & Equipment – 0.29%
257,200	Xerox Corp	1,782,396

	Printing - Commercial – 0.41%
109,700	Valassis Communications Inc	2,473,735

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		July 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Recreational Centers – 0.37%
50,000	Life Time Fitness Inc	$2,270,500

	Rental Auto / Equipment – 0.38%
65,200	Rent-A-Center Inc	2,318,512

	Retail - Apparel / Shoes – 0.32%
39,700	Buckle Inc	1,535,199
9,200	Jos A Bank Clothiers Inc	388,792

		1,923,991

	Retail - Computer Equipment – 0.60%
228,300	GameStop Corp, Class A	3,657,366

	Semiconductor Equipment – 0.72%
53,400	Cabot Microelectronics Corp	1,569,960
78,300	Veeco Instruments Inc	2,796,093

		4,366,053

	Telecommunication Equipment – 1.14%
211,500	Plantronics Inc	6,941,430

	Telecommunication Equipment - Fiber Optics – 1.84%
984,500	Corning Inc	11,233,145

	Total United States (proceeds $134,111,134)	$123,436,993

	Total Common Stock (proceeds $287,009,144)	$248,695,737

	Total Securities Sold, Not Yet Purchased (proceeds $287,009,144)	$248,695,737

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	July 31, 2012 Percentage of Net Assets (%)

Airlines	1.44
Apparel Manufacturers	0.09
Audio / Video Products	2.49
Auto - Cars / Light Trucks	0.49
Beverages - Non-alcoholic	1.28
Building & Construction Products - Miscellaneous	1.22
Building - Mobile Home / Manufactured Housing	0.31
Cable / Satellite Television	0.47
Casino Hotels	0.27
Cellular Telecommunication	0.19
Commercial Banks - Non U.S.	0.63
Commercial Services - Finance	0.95
Computer Services	2.49
Computers	0.48
Computers - Integrated Systems	0.12
Computers - Peripheral Equipment	0.57
Cruise Lines	1.77
Distribution / Wholesale	1.25
E-Commerce / Services	0.45
Electric - Generation	0.39
Electronic Components - Miscellaneous	0.82
Electronic Components - Semiconductors	3.00
E-Marketing / Information	0.55
Enterprise Software / Services	0.32
Food - Miscellaneous / Diversified	0.23
Food - Retail	1.98
Hotels & Motels	0.36
Human Resources	0.53
Internet Content - Information / Network	0.26
Machinery - Construction & Mining	0.64
Metal Processors & Fabrication	0.16
Metal - Aluminum	0.08
Networking Products	0.76
Office Automation & Equipment	0.29
Paper & Related Products	0.04
Photo Equipment & Supplies	1.45
Power Conversion / Supply Equipment	0.12
Printing - Commercial	0.64
Real Estate Operations / Development	1.07
Recreational Centers	0.37
Rental Auto / Equipment	0.38
Retail - Apparel / Shoes	0.63
Retail - Computer Equipment	0.60
Retail - Miscellaneous / Diversified	0.54
Rubber & Vinyl	0.08
Semiconductor Components - Integrated Circuits	1.15
Semiconductor Equipment	1.40
Steel - Producers	0.17
Telecommunication Equipment	1.47
Telecommunication Equipment - Fiber Optics	1.84
Web Portals / ISP	1.48

Total Securities Sold, Not Yet Purchased	40.76%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - 0.51%
	Total Return Swap Contracts - 0.51%
	Airlines - (0.01)%
$(1,501,824)	3/6/2014	All Nippon Airways Co Ltd	$(9,202)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of All Nippon Airways Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 17.50%.

(556,848)	3/6/2014	China Airlines Limited	(26,118)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of China Airlines Limited in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.59%.

			(35,320)

	Apparel Manufacturers - 0.00%
934,185	3/6/2014	Brunello Cucinelli	25,664

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Brunello Cucinelli in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Audio / Video Products - (0.01%)
(2,167,647)	3/6/2014	Pioneer Corp	(52,628)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Pioneer Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.08%.

	Building Products - Doors & Windows - (0.14%)
(8,268,373)	3/6/2014	Asahi Glass Co Ltd	(582,507)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Building Products - Doors & Windows (continued)
$(4,487,274)	3/6/2014	Nippon Sheet Glass Company Ltd	$(262,831)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Sheet Glass Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.79%.

			(845,338)

	Capacitors - (0.05%)
(3,938,038)	3/6/2014	Taiyo Yuden Co Ltd	(295,803)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.

	Chemicals - (0.02%)
(1,200,250)	3/6/2014	Hitachi Chemical Company Ltd	(112,346)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hitachi Chemical Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(2,189,670)	3/6/2014	KURARAY CO LTD	(20,422)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of KURARAY CO LTD in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(132,768)

	Circuit Boards - 0.00%
(135,680)	3/6/2014	Unimicron Technology Corp	(279)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Unimicron Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - (0.02%)
$(1,725,558)	3/6/2014	Asustek Computer Inc	$(66,591)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.37%.

(2,217,102)	3/6/2014	Compal Electronics Inc	(136,330)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.79%.

(898,600)	3/6/2014	Wistron Corporation	34,469

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.58%.

			(168,452)

	Computers - Peripheral Equipment - (0.02%)
(788,575)	3/6/2014	Chicony Electronics Co Ltd	(36,691)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

(1,607,904)	3/6/2014	Innolux Display Corp	(130,011)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.75%.

			(166,702)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	E-Commerce / Services - 0.00%
$1,800,141	3/6/2014	Rakuten Inc	$(12,743)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Electric Products - Miscellaneous - (0.17%)
(1,468,977)	3/6/2014	Casio Computer Co Ltd	(100,637)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

(141,711)	3/6/2014	Funai Electric Co	(3,698)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Funai Electric Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

(5,989,648)	3/6/2014	LG ELECTRONICS INC	(348,749)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG ELECTRONICS INC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.01%.

(3,773,308)	3/6/2014	LG Innotek Co Ltd	(597,164)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.

			(1,050,248)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous - (0.17%)
$(361,288)	3/20/2014	AU OPTRONICS CORP	$(10,099)

Agreement with Morgan Stanley, dated 03/19/2012 to deliver the total return of the shares of AU OPTRONICS CORP in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

(714,528)	3/6/2014	NEC Corporation	(47,758)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,899,458)	3/6/2014	Nippon Electric Glass Co	(396,422)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(305,220)	3/6/2014	Pegatron Corp	(36,779)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Pegatron Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

(587,649)	3/6/2014	Radiant Opto-Electronics Corporation	9,299

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Radiant Opto-Electronics Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.75%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous (continued)
$(1,145,619)	3/6/2014	Samsung Electro-Mechanics Co Ltd	$(97,084)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

(269,167)	3/6/2014	Silitech Technology Corp	(7,205)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Silitech Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.35%.

(4,765,500)	3/6/2014	TOSHIBA CORP	(333,565)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TOSHIBA CORP in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(1,580,553)	3/6/2014	TPK Holding Co Ltd	(69,517)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 17.00%.

(1,081,080)	3/6/2014	Wintek Corp	(22,216)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

			(1,011,346)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors - 0.59%
$(797,081)	3/6/2014	Epistar Corp	$4,455

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 16.00%.

(624,772)	3/6/2014	Everlight Electronics Co Ltd	(12,594)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.58%.

(4,429,616)	3/6/2014	HYNIX SEMICONDUCTOR INC	(348,871)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of HYNIX SEMICONDUCTOR INC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.

(5,586,305)	3/6/2014	MediaTek Inc	(467,268)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 15.00%.

(774,906)	3/6/2014	NIPPON CHEMI-CON CORPORATION	(56,829)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NIPPON CHEMI-CON CORPORATION in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(1,817,608)	3/6/2014	Rohm Company Ltd	$(45,873)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rohm Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

36,216,093	3/6/2014	Samsung Electronics Co Ltd	4,506,444

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			3,579,464

	Electronic Measuring Instruments - 0.10%
(10,913,291)	3/6/2014	ADVANTEST CORP	586,855

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of ADVANTEST CORP in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electronic Parts Distribution - 0.00%
(63,059)	3/6/2014	G-Tech Optoelectronics Corp	403

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of G-Tech Optoelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Finance - Investment Banker / Broker - (0.02%)
(1,261,403)	3/6/2014	Bolsas y Mercados Espanoles SA	(109,328)

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Life / Health Insurance - (0.01%)
$(1,909,936)	3/6/2014	Cathay Financial Holding Co	$(69,589)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Cathay Financial Holding Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.25%.

	Metal Processors & Fabrication - 0.05%
(3,933,650)	3/6/2014	Catcher Technology Co Ltd	438,241

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.23%.

(3,711,055)	3/6/2014	SKF AB, Class B	(128,280)

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			309,961

	Office Automation & Equipment - (0.16%)
(7,509,425)	3/6/2014	RICOH COMPANY LTD	(636,685)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of RICOH COMPANY LTD in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.03%.

(3,750,520)	3/6/2014	SEIKO EPSON CORPORATION	(361,707)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SEIKO EPSON CORPORATION in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.66%.

			(998,392)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Photo Equipment & Supplies - (0.10%)
$(4,131,992)	3/6/2014	KONICA MINOLTA HOLDINGS INC	$(472,724)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of KONICA MINOLTA HOLDINGS INC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,208,506)	3/6/2014	Largan Precision Co Ltd	(113,357)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.25%.

			(586,081)

	Retail - Apparel / Shoes - 0.00%
693,784	3/6/2014	Salvatore Ferragamo	22,804

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Salvatore Ferragamo in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Jewelry - 0.00%
(2,178,105)	3/6/2014	Swatch Group AG	(17,934)

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Retail - Restaurants - 0.00%
6,798,255	3/6/2014	Gourmet Master Co Ltd	4,731

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.12%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		July 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits - 0.12%
$(1,965,322)	3/6/2014	Powertech Technology Inc	$(49,852)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

31,916,543	3/6/2014	QUALCOMM Inc	806,001

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(483,681)	3/6/2014	Realtek Semiconductor Corp	(14,872)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

			741,277

	Web Portals / ISP - 0.55%
40,665,768	3/6/2014	Google Inc, Class A	1,300,143

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

27,901,189	3/6/2014	NHN Corp	2,084,414

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			3,384,557

	Total Swap Contracts		$3,102,765

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)(concluded)

Swap Contracts - By Industry	July 31, 2012 Percentage of Net Assets (%)

Airlines	(0.01%)
Apparel Manufacturers	0.00%
Audio / Video Products	(0.01%)
Building Products - Doors & Windows	(0.14%)
Capacitors	(0.05%)
Chemicals	(0.02%)
Circuit Boards	0.00%
Computers	(0.02%)
Computers - Peripheral Equipment	(0.02%)
E-Commerce / Services	0.00%
Electric Products - Miscellaneous	(0.17%)
Electronic Components - Miscellaneous	(0.17%)
Electronic Components - Semiconductors	0.59%
Electronic Measuring Instruments	0.10%
Electronic Parts Distribution	0.00%
Finance - Investment Banker / Broker	(0.02%)
Life / Health Insurance	(0.01%)
Metal Processors & Fabrication	0.05%
Office Automation & Equipment	(0.16%)
Photo Equipment & Supplies	(0.10%)
Retail - Apparel / Shoes	0.00%
Retail - Jewelry	0.00%
Retail - Restaurants	0.00%
Semiconductor Components - Integrated Circuits	0.12%
Web Portals / ISP	0.55%

Total Swap Contracts	0.51%

ACAP Strategic Fund
Fair Value Measurement

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance July 31, 2012

Assets
Common Stock	$626,997,839	$—	$—	$626,997,839
Total Return Swaps	—	3,102,765	—	3,102,765

Total Assets	$626,997,839	$3,102,765	$—	$630,100,604

Liabilities
Common Stock	$248,695,737	$—	$—	$248,695,737

Total Liabilities	$248,695,737	$—	$—	$248,695,737

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	09/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	09/28/12

By (Signature and Title)*	/s/ George D. Mykoniatis

George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	09/28/12

* Print the name and title of each signing officer under his or her signature.